MAINSTAY VP FUNDS TRUST

51 Madison Avenue

New York, NY 10010

September 28, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	MainStay VP Funds Trust
Preliminary Schedule 14A
File No.: 811-03833-01

Commissioners:

On behalf of MainStay VP Funds Trust (the “Registrant”), we are transmitting for filing with the Securities and Exchange Commission a proxy on Schedule 14A on behalf of MainStay VP MFS Utilities Portfolio (the “Portfolio”), a series of the Registrant. This filing relates to the following proposals:

1.	To approve a new subadvisory agreement between New York Life Investments, the Portfolio’s investment manager, and FIAM LLC (“FIAM”) with respect to the Portfolio;

2.	To reclassify the diversification status of the Portfolio from “diversified” to “non-diversified”; and

3.	Any other business that properly comes before the Special Meeting.

No filing fee is due because the Registrant has previously registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Please direct any questions concerning the filing to the undersigned at 201-685-6232.

Very truly yours,

/s/ Yi-Chia Kuo

Yi-Chia Kuo

Assistant Secretary